Quarterly Holdings Report
for
Fidelity® International Multifactor ETF
July 31, 2024
IES-NPRT3-0924
1.9892242.105
Common Stocks - 99.4%
	Shares	Value ($)
Australia - 5.1%
BHP Group Ltd.	11,119	307,128
Brambles Ltd.	16,831	171,014
Fortescue Ltd.	5,657	69,706
Insurance Australia Group Ltd.	84,222	406,978
JB Hi-Fi Ltd.	2,282	103,789
Medibank Private Ltd.	130,367	338,816
Rio Tinto Ltd.	1,249	95,816
Rio Tinto PLC	3,200	206,581
Sonic Healthcare Ltd.	35,724	645,246
Suncorp Group Ltd.	36,748	427,377
Telstra Group Ltd.	323,911	833,365
Washington H. Soul Pattinson & Co. Ltd.	14,613	338,751
Wesfarmers Ltd.	4,851	233,301
TOTAL AUSTRALIA		4,177,868
Austria - 0.1%
Mondi PLC	5,124	100,072
Brazil - 0.2%
Yara International ASA	5,187	147,529
Canada - 9.2%
ARC Resources Ltd.	5,124	88,612
B2Gold Corp.	65,385	195,949
Boyd Group Services, Inc.	1,083	181,471
Canadian Apartment Properties (REIT) unit	19,858	689,988
Canadian National Railway Co.	3,583	414,543
Canadian Natural Resources Ltd.	4,488	159,254
CGI, Inc. Class A (sub. vtg.) (a)	1,909	217,550
Constellation Software, Inc.	103	324,802
Constellation Software, Inc. warrants 3/31/40 (a)(b)	40	0
Dollarama, Inc.	2,483	232,636
Fairfax Financial Holdings Ltd. (sub. vtg.)	314	370,092
Great-West Lifeco, Inc.	8,479	254,533
iA Financial Corp., Inc.	4,079	275,664
Imperial Oil Ltd.	1,386	99,236
Intact Financial Corp.	2,182	396,297
Loblaw Companies Ltd.	5,150	634,686
Manulife Financial Corp.	17,442	464,379
Metro, Inc.	9,625	572,853
Northland Power, Inc.	48,252	806,499
Parkland Corp.	2,180	61,118
Power Corp. of Canada (sub. vtg.)	10,460	302,567
Stantec, Inc.	3,097	272,340
Stella-Jones, Inc.	3,121	209,859
TMX Group Ltd.	11,012	334,477
TOTAL CANADA		7,559,405
China - 0.4%
BOC Hong Kong (Holdings) Ltd.	106,500	310,148
Denmark - 4.0%
A.P. Moller - Maersk A/S Series B	147	243,653
Carlsberg A/S Series B	4,297	519,311
Demant A/S (a)	6,147	235,329
Novo Nordisk A/S Series B	15,474	2,046,478
Pandora A/S	1,263	197,988
Svitzer A/S	295	11,304
TOTAL DENMARK		3,254,063
Finland - 0.7%
Kone OYJ (B Shares)	5,749	293,382
Orion Oyj (B Shares)	6,216	285,667
TOTAL FINLAND		579,049
France - 6.7%
bioMerieux SA	2,606	275,509
Compagnie de St.-Gobain	4,685	402,732
Dassault Aviation SA	1,225	246,689
Dassault Systemes SA	3,662	138,851
Edenred SA	5,585	232,736
Eiffage SA	2,350	234,204
Gaztransport et Technigaz SA	228	33,652
Hermes International SCA	157	343,687
Ipsen SA	2,481	279,208
L'Oreal SA	1,973	855,381
La Francaise des Jeux SAEM (c)	3,978	154,535
Publicis Groupe SA	8,873	927,694
SCOR SE	9,795	209,970
Sodexo SA	2,101	199,044
Sopra Steria Group	476	88,388
Thales SA	1,796	285,590
TotalEnergies SE	2,815	190,321
VINCI SA	3,325	379,947
TOTAL FRANCE		5,478,138
Germany - 4.7%
Allianz SE	2,162	610,142
Bayerische Motoren Werke AG (BMW)	2,334	216,749
Beiersdorf AG	3,813	553,716
Deutsche Borse AG	1,744	357,432
DHL Group	4,761	212,515
Fresenius Medical Care AG & Co. KGaA	7,681	298,221
Fresenius SE & Co. KGaA (a)	11,146	400,307
Hannover Reuck SE	1,146	284,848
Knorr-Bremse AG	1,616	130,189
Siemens AG	2,816	516,256
Talanx AG	3,382	257,091
TOTAL GERMANY		3,837,466
Hong Kong - 1.1%
Jardine Matheson Holdings Ltd.	2,677	94,230
Sino Land Ltd.	773,295	799,824
TOTAL HONG KONG		894,054
Ireland - 0.7%
Glanbia PLC	28,645	573,130
Israel - 1.9%
Bank Hapoalim BM (Reg.)	31,279	288,902
Bank Leumi le-Israel BM	35,241	305,820
Icl Group Ltd.	37,214	157,019
Israel Discount Bank Ltd. (Class A)	51,546	264,908
Mizrahi Tefahot Bank Ltd.	6,763	245,617
NICE Ltd. (a)	635	115,815
Nova Ltd. (a)	773	156,234
TOTAL ISRAEL		1,534,315
Italy - 3.2%
BPER Banca	67,683	395,641
Buzzi SpA	5,033	197,480
Eni SpA	4,382	70,169
Ferrari NV (Italy)	720	296,374
Generali	14,025	363,173
Recordati SpA	5,228	284,841
Snam SpA	222,300	1,062,513
TOTAL ITALY		2,670,191
Japan - 23.6%
Advance Residence Investment Corp.	429	898,146
Dai Nippon Printing Co. Ltd.	7,900	260,953
Daito Trust Construction Co. Ltd.	8,100	976,296
Daiwa Securities Group, Inc.	37,700	315,085
Honda Motor Co. Ltd.	30,700	336,055
INPEX Corp.	7,700	119,036
Itochu Corp.	8,900	460,380
Japan Exchange Group, Inc.	11,800	278,334
Japan Tobacco, Inc.	23,900	704,324
Kajima Corp.	12,800	248,412
KDDI Corp.	27,900	838,150
Kyushu Financial Group, Inc.	36,200	224,788
McDonald's Holdings Co. (Japan) Ltd.	4,600	189,858
Medipal Holdings Corp.	29,700	538,295
Mitsubishi Corp.	24,900	520,308
Mitsubishi HC Capital, Inc.	35,200	255,122
Mitsui & Co. Ltd.	19,200	450,459
NEC Corp.	3,600	311,046
Nexon Co. Ltd.	48,200	1,049,149
Nippon Telegraph & Telephone Corp.	693,600	739,422
NOF Corp.	9,500	136,287
Obayashi Corp.	24,100	318,028
OBIC Co. Ltd.	1,400	212,149
Ono Pharmaceutical Co. Ltd.	28,900	429,774
Otsuka Corp.	9,900	219,174
Otsuka Holdings Co. Ltd.	14,100	727,491
Sanwa Holdings Corp.	13,900	300,246
SCSK Corp.	11,000	215,928
Secom Co. Ltd.	3,400	217,432
Sekisui Chemical Co. Ltd.	15,100	228,166
Sekisui House Ltd.	10,500	263,791
SHIMANO, Inc.	1,600	284,248
Shin-Etsu Chemical Co. Ltd.	7,300	327,399
Shionogi & Co. Ltd.	10,600	464,763
Sojitz Corp.	9,200	220,186
Sompo Holdings, Inc.	16,500	380,204
Subaru Corp.	11,600	230,250
Sumitomo Corp.	12,600	316,382
Sumitomo Forestry Co. Ltd.	7,200	307,457
Suntory Beverage & Food Ltd.	16,100	580,182
TIS, Inc.	9,400	201,795
Tokio Marine Holdings, Inc.	15,100	604,361
Tokyo Gas Co. Ltd.	47,700	1,046,826
Toppan Holdings, Inc.	8,400	238,668
Toyo Suisan Kaisha Ltd.	9,700	660,485
Trend Micro, Inc.	3,800	183,080
USS Co. Ltd.	22,200	200,074
Zensho Holdings Co. Ltd.	4,300	174,532
TOTAL JAPAN		19,402,976
Jordan - 0.3%
Hikma Pharmaceuticals PLC	11,666	285,303
Netherlands - 3.9%
ASML Holding NV (Netherlands)	1,000	920,326
EXOR NV	2,610	267,177
Koninklijke Ahold Delhaize NV	21,975	708,143
Koninklijke KPN NV	239,904	943,906
Wolters Kluwer NV	2,281	382,829
TOTAL NETHERLANDS		3,222,381
Norway - 0.7%
Equinor ASA	2,065	54,767
Orkla ASA	67,185	565,891
TOTAL NORWAY		620,658
Portugal - 0.5%
Galp Energia SGPS SA	2,341	49,283
Jeronimo Martins SGPS SA	22,860	399,499
TOTAL PORTUGAL		448,782
Singapore - 1.8%
CapitaLand Integrated Commercial Trust	549,600	854,641
Oversea-Chinese Banking Corp. Ltd.	36,081	400,570
Singapore Exchange Ltd.	34,900	257,001
TOTAL SINGAPORE		1,512,212
Spain - 3.1%
Endesa SA	54,681	1,059,149
Industria de Diseno Textil SA	6,429	312,083
Redeia Corp. SA	64,839	1,148,557
TOTAL SPAIN		2,519,789
Sweden - 3.1%
Atlas Copco AB (A Shares)	22,735	404,315
Epiroc AB (A Shares)	12,519	233,616
Essity AB (B Shares)	24,130	678,358
Evolution AB (c)	1,716	166,115
H&M Hennes & Mauritz AB (B Shares)	12,628	195,884
Holmen AB (B Shares)	4,408	173,069
Securitas AB (B Shares)	19,296	207,226
Swedish Orphan Biovitrum AB (a)	10,921	285,110
Telefonaktiebolaget LM Ericsson (B Shares)	25,589	174,913
TOTAL SWEDEN		2,518,606
Switzerland - 6.8%
Banque Cantonale Vaudoise	1,875	198,949
BKW AG	6,580	1,187,054
Galenica AG (c)	3,230	280,527
Geberit AG (Reg.)	466	296,673
Kuehne & Nagel International AG	796	246,419
Logitech International SA (Reg.)	1,576	141,764
Novartis AG	10,968	1,228,316
Partners Group Holding AG	238	320,262
PSP Swiss Property AG	8,498	1,133,388
UBS Group AG	17,664	534,987
TOTAL SWITZERLAND		5,568,339
United Kingdom - 12.9%
3i Group PLC	11,608	466,382
Admiral Group PLC	8,807	311,537
AstraZeneca PLC (United Kingdom)	8,320	1,321,722
Auto Trader Group PLC (c)	89,575	938,385
BAE Systems PLC	16,865	280,959
British American Tobacco PLC (United Kingdom)	22,086	778,712
CK Hutchison Holdings Ltd.	25,000	131,208
Compass Group PLC	11,238	345,854
Computacenter PLC	2,950	102,003
IG Group Holdings PLC	29,595	356,375
Imperial Brands PLC	19,836	546,256
InterContinental Hotel Group PLC	2,353	236,949
J Sainsbury PLC	120,896	427,655
Man Group PLC	88,454	277,674
Marks & Spencer Group PLC	133,688	563,742
RELX PLC (London Stock Exchange)	8,632	407,239
Rightmove PLC	113,833	842,478
Rolls-Royce Holdings PLC (a)	55,149	318,479
Sage Group PLC	9,143	127,537
Smith & Nephew PLC	22,690	327,289
Standard Chartered PLC (United Kingdom)	40,452	398,626
Unilever PLC	18,123	1,111,761
TOTAL UNITED KINGDOM		10,618,822
United States of America - 4.7%
CRH PLC	2,473	210,662
Experian PLC	5,472	258,087
GSK PLC	29,900	580,684
Holcim AG	3,176	296,727
Roche Holding AG (participation certificate)	3,956	1,284,436
Sanofi SA	7,274	750,361
Shell PLC (London)	7,878	287,377
Stellantis NV (Italy)	12,437	207,308
TOTAL UNITED STATES OF AMERICA		3,875,642
TOTAL COMMON STOCKS (Cost $74,641,280)		81,708,938

Money Market Funds - 0.3%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (d) (Cost $261,710)	261,658	261,710

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $74,902,990)	81,970,648
NET OTHER ASSETS (LIABILITIES) - 0.3% (e)	274,450
NET ASSETS - 100.0%	82,245,098

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI EAFE Index Contracts (United States)	4	Sep 2024	477,940	9,091	9,091

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,539,562 or 1.9% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Includes $27,069 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	208,816	4,344,520	4,291,617	7,317	(9)	-	261,710	0.0%
Total	208,816	4,344,520	4,291,617	7,317	(9)	-	261,710

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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